Exhibit 99.9

Rebuttal Findings 08.20.2026

Seller:

Deal ID:

Total Loan Count: 344

Loans by Grade in Population
Loan Grade	Count	Percentage
1	337	97.97%
2	4	1.16%
3	3	0.87%

Trade Summary
Loan Status	Count	Percentage
Review Complete	326	94.77%
In Rebuttal	18	5.23%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	4	3	2	1
3	20	18	18	2	17	1	0	0	3	0	17
2	6	2	2	4	2	0	0	0	0	4	2
1	318	0	0	0	0	0	0	0	0	0	318

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2	1
Compliance	20	15	0	5	1	0	3	16
NC rate spread home loan test	3	0	0	3	0	0	3	0
Occupancy issue	13	13	0	0	0	0	0	13
Right to Rescission Failure	1	1	0	0	1	0	0	0
Adress Discrepency	1	1	0	0	0	0	0	1
High-cost Mortgage Points and fees	2	0	0	2	0	0	0	2
Credit	3	3	0	0	0	0	0	3
Paystub Missing	1	1	0	0	0	0	0	1
Tax return Missing	1	1	0	0	0	0	0	1
Tru payroll document missing	1	1	0	0	0	0	0	1
Valuation	3	2	0	1	2	0	1	0
Appraisal - Value is not supported within a 10% variance	2	2	0	0	2	0	0	0
Secondary valuation Value not with in 10% but within the adjusted value	1	0	0	1	0	0	1	0